Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK GLOBAL ALLOCATION FUND, INC.	Apr. 30, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 632
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,117
Expense Example, with Redemption, 10 Years	1,836
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	2,054
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	816
Expense Example, with Redemption, 10 Years	$ 1,788